INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
INCOME TAXES
PRC statutory income tax rate	25.00%	25.00%
Unrecognized tax benefits	$ 0	$ 0